Deposits (Tables)	9 Months Ended
Jul. 31, 2024
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	July 31, 2024	October 31, 2023
Deposits by:

Banks (4)	$4,185	$1,540	$1,527	$22,344	$29,596	$29,587
Business and government	68,507	39,971	204,459	294,326	607,263	575,957
Individuals	3,671	33,959	138,331	152,419	328,380	305,335
Total (5)	$76,363	$75,470	$344,317	$469,089	$965,239	$910,879
Booked in:
Canada	$65,553	$64,761	$143,334	$328,469	$602,117	$564,412
United States	10,691	10,708	198,739	95,055	315,193	301,064
Other countries	119	1	2,244	45,565	47,929	45,403
Total	$76,363	$75,470	$344,317	$469,089	$965,239	$910,879

(1)	Includes $46,607 million of non-interest bearing deposits as at July 31, 2024 ($49,515 million as at October 31, 2023).
(2)
Includes $64,189 million of senior unsecured debt as at July 31, 2024 subject to the Bank Recapitalization
(Bail-In)
regime ($63,925 million as at October 31, 2023). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $31,363 million as at July 31, 2024 ($30,852 million as at October 31, 2023) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $506,950 million of deposits denominated in U.S. dollars as at July 31, 2024 ($492,404 million as at October 31, 2023), and $56,436 million of deposits denominated in other foreign currencies ($55,705 million as at October 31, 2023).

 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total

As at July 31, 2024	$277,253	$84,052	$45,562	$406,867
As at October 31, 2023	269,262	73,226	43,106	385,594

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total

As at July 31, 2024	$51,757	$39,244	$60,405	$125,847	$277,253
As at October 31, 2023	55,070	38,509	61,370	114,313	269,262